UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09973
                                                     ---------

                      Excelsior Venture Investors III, LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Steven L. Suss
                                UST Advisors, Inc
                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 203-352-4400
                                                            ------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: January 31, 2008
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

EXCELSIOR VENTURE INVESTORS III, LLC *
PORTFOLIO OF INVESTMENTS JANUARY 31, 2008 (UNAUDITED)


                                                                                                                    % OF NET
       UNITS                                                                                    FAIR VALUE          ASSETS ***
--------------------                                                                            -----------        ----------
                    INVESTMENT PARTNERSHIP
     187,409        Excelsior Venture Partners III, LLC                                         $47,580,466           99.54%
                                                                                                -----------          ------


     PRINCIPAL
--------------------
                    MONEY MARKET INSTRUMENTS
     315,000        Federal Home Loan Bank Discount Note, 1.77%, 02/01/08 (Cost $314,985)           314,985            0.66%
                                                                                                -----------          ------

                    TOTAL INVESTMENTS                                                            47,895,451          100.20%
                    OTHER ASSETS & LIABILITIES (NET)                                                (96,724)         (0.20)%
                                                                                                -----------          ------
                    NET ASSETS                                                                  $47,798,727          100.00%
                                                                                                ===========          ======

* The estimated cost of the Underlying Funds at January 31, 2008 for federal tax purposes is $52,338,463.

Excelsior Venture Investors III, LLC invests the majority of its assets in Excelsior Venture Partners III, LLC. The unaudited Portfolio of Investments of Excelsior Venture Partners III, LLC is included below.

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS JANUARY 31, 2008 (UNAUDITED)


  PRINCIPAL                                                               ACQUISITION                         FAIR       % OF NET
AMOUNT/SHARES                                                                DATE ##          COST       VALUE (NOTE 1)  ASSETS ***
-------------                                                             -----------      ----------    --------------  ----------
                 MONEY MARKET INSTRUMENTS
 11,635,000      Federal Home Loan Bank Discount Note 1.75%, 2/01/08                       11,634,434      11,634,434       15.52%
                                                                                           ----------      ----------       -----

                 PUBLIC COMPANIES #
                               COMMON STOCKS
                               LIFE SCIENCES **
    714,869      Genoptix, Inc. (GXDX)                                    07/03-05/05       3,124,453      20,705,754       27.63%
                                                                                           ----------      ----------       -----

                 TOTAL COMMON STOCK - PUBLIC COMPANIES                                      3,124,453      20,705,754       27.63%
                                                                                           ----------      ----------       -----

                 PRIVATE COMPANIES **
                               COMMON STOCKS #
                               OPTICAL @
  6,025,313      OpVista, Inc.                                            06/06-12/07      13,649,206              --        0.00%
                                                                                           ----------      ----------       -----

                 TOTAL COMMON STOCK - PRIVATE COMPANIES                                    13,649,206              --        0.00%
                                                                                           ----------      ----------       -----

                               PREFERRED STOCKS #
                               ENTERPRISE SOFTWARE @
  8,940,298      LogicLibrary, Inc., Series A                             01/02-11/07       4,087,685       4,087,685        5.45%
  3,080,464      LogicLibrary, Inc., Series A-1                          08/03 - 05/04      1,408,450       1,408,450        1.88%
                                                                                           ----------      ----------       -----
                                                                                            5,496,135       5,496,135        7.33%
                                                                                           ----------      ----------       -----
                               LIFE SCIENCES
  1,999,999      Archemix Corporation, Series A                          08/02 - 11/03      1,999,999       2,499,999        3.34%
    700,000      Archemix Corporation, Series B                          03/04 - 12/05        700,000         875,000        1.17%
                                                                                           ----------      ----------       -----
                                                                                            2,699,999       3,374,999        4.51%
                                                                                           ----------      ----------       -----
                               MEDICAL TECHNOLOGY @
  4,166,667      Tensys Medical, Inc., Series C                               03/02         5,000,000         438,397        0.58%
  1,187,500      Tensys Medical, Inc., Series D                               05/04         1,425,000         124,943        0.17%
    318,845      Tensys Medical, Inc., Series E                          07/06 - 12/07        403,364       1,147,842        1.53%
                                                                                           ----------      ----------       -----
                                                                                            6,828,364       1,711,182        2.28%
                                                                                           ----------      ----------       -----

                               OPTICAL @
  1,674,078      OpVista, Inc., Series AA                                06/06 - 01/07        966,605         626,896        0.84%
    132,200      OpVista, Inc., Series BB                                03/07 - 04/07         94,426          49,505        0.07%
  3,418,748      OpVista, Inc., Series CC                                     12/07           683,075       1,025,624        1.37%
                                                                                           ----------      ----------       -----
                                                                                            1,744,106       1,702,025        2.28%
                                                                                           ----------      ----------       -----

                               WIRELESS @
  4,433,333      Ethertronics, Inc. Series B                             06/01 - 05/04      6,650,000       6,650,000        8.87%
  1,697,957      Ethertronics, Inc. Series C                             05/05 - 04/07      2,546,936       2,546,937        3.40%
                                                                                           ----------      ----------       -----

                 TOTAL PREFERRED STOCKS - PRIVATE COMPANIES                                25,965,540      21,481,278       28.67%
                                                                                           ----------      ----------       -----

                               WARRANTS #, @
                               WIRELESS
    271,247      Ethertronics, Inc. Series C (expiration date 01/09)     05/05 - 07/06             --              --        0.00%
                                                                                           ----------      ----------       -----
                               OPTICAL
    675,313      OpVista, Inc., Series CC (expiration date 10/12)                                 675             675        0.00%
                                                                                           ----------      ----------       -----

                 TOTAL WARRANTS - PRIVATE COMPANIES                                               675             675        0.00%
                                                                                           ----------      ----------       -----

                 TOTAL -- PRIVATE COMPANIES                                                39,615,421      21,481,953       28.67%
                                                                                           ==========      ==========       =====

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS JANUARY 31, 2008 (UNAUDITED)


   PERCENT                                                                ACQUISITION                         FAIR       % OF NET
     OWED                                                                   DATE ##           COST       VALUE (NOTE 1)  ASSETS ***
-------------                                                             -----------      ----------    --------------  ----------
                 PRIVATE INVESTMENT FUNDS **, #
     0.39%       Advanced Technology Ventures VII, L.P.                   08/01-01/08       1,785,404       2,115,170       2.82%
     1.58%       Burrill Life Sciences Capital Fund                       12/02-12/07       1,963,009       2,011,674       2.69%
     1.35%       CHL Medical Partners II, L.P.                            01/02-12/07       1,456,857       1,459,661       1.95%
     1.04%       CMEA Ventures VI, L.P.                                   12/03-11/07       1,683,017       2,783,547       3.71%
     0.36%       Morgenthaler Partners VII, L.P.                          07/01-10/07       1,733,167       1,684,065       2.25%
     0.58%       Prospect Venture Partners II, L.P.                       06/01-12/07       1,354,274       1,759,698       2.35%
     0.98%       Sevin Rosen Fund IX, L.P.                                10/04-12/07       1,251,609       1,404,074       1.87%
     2.36%       Tallwood II, L.P.                                        12/02-12/07       2,440,444       1,823,691       2.43%
     1.70%       Valhalla Partners, L.P.                                  10/03-12/07       1,888,478       2,169,150       2.89%
                                                                                           ----------     -----------     ------


                 TOTAL PRIVATE INVESTMENT FUNDS                                            15,556,259      17,210,730      22.96%
                                                                                           ----------     -----------     ------


  SHARES         INVESTMENT COMPANIES
-----------
  984,128        Dreyfus Government Cash Management Fund Institutional Shares                 984,128         984,128       1.31%
                                                                                           ----------     -----------     ------


                               TOTAL INVESTMENTS                                           70,914,695      72,016,999      96.09%
                                                                                           ----------     -----------     ------

                                    OTHER ASSETS & LIABILITIES (NET)                                        2,932,600       3.91%
                                                                                                          -----------     ------


                                         NET ASSETS                                                       $74,949,599     100.00%
                                                                                                          -----------     ------

**   Restricted as to public resale and illiquid securities. Total cost of restricted and illiquid securities at January 31, 2008 was $58,296,133. Total fair value of restricted and illiquid securities owned at January 31, 2008 was $59,398,437 or 79.26%
     of net assets.
#    Non-income producing securities.
@    At January 31, 2008, the Company owned 5% or more of the company's outstanding shares thereby making the company an affiliate as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). Total fair value of affiliated securities owned at January 31, 2008 (including investments in controlled affiliates) was $18,106,954 or 24.16% of Net Assets.
##   Disclosure is required for restricted securities only.
***  Based on Fair Value.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

          Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Excelsior Venture Investors III, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ David R. Bailin
                         -------------------------------------------------------
                           David R. Bailin, Co-Principal Executive Officer


Date:   March 31, 2008
      --------------------------------------------------------------------------



By (Signature and Title)*  /s/ Raghav V. Nandagopal
                         -------------------------------------------------------
                           Raghav V. Nandagopal, Co-Principal Executive Officer


Date:   March 31, 2008
      --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David R. Bailin
                         -------------------------------------------------------
                           David R. Bailin, Co-Principal Executive Officer


Date:   March 31, 2008
      --------------------------------------------------------------------------


By (Signature and Title)*  /s/ Raghav V. Nandagopal
                         -------------------------------------------------------
                           Raghav V. Nandagopal, Co-Principal Executive Officer


Date:   March 31, 2008
      --------------------------------------------------------------------------


By (Signature and Title)*  /s/ Steven L. Suss
                         -------------------------------------------------------
                           Steven L. Suss, Principal Financial Officer


Date:   March 31, 2008
      --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.